Revenue from External Customers by Geographic Areas (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 1		$ 343,769
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 2		394,867
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 3		213,443
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 4		244,240
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 5		557,212
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 6		$ 639,107
Basis Of Presentation Revenue From External Customers By Geographic Areas 1	$ 267,448
Basis Of Presentation Revenue From External Customers By Geographic Areas 2	78,840
Basis Of Presentation Revenue From External Customers By Geographic Areas 3	722,039
Basis Of Presentation Revenue From External Customers By Geographic Areas 4	270,003
Basis Of Presentation Revenue From External Customers By Geographic Areas 5	50,300
Basis Of Presentation Revenue From External Customers By Geographic Areas 6	66,950
Basis Of Presentation Revenue From External Customers By Geographic Areas 7	216,118
Basis Of Presentation Revenue From External Customers By Geographic Areas 8	160,587
Basis Of Presentation Revenue From External Customers By Geographic Areas 9	317,748
Basis Of Presentation Revenue From External Customers By Geographic Areas 10	145,790
Basis Of Presentation Revenue From External Customers By Geographic Areas 11	938,157
Basis Of Presentation Revenue From External Customers By Geographic Areas 12	$ 430,590